Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	13,221	15,812
Cash collateral on non-derivative transactions	2,920	2,083
Derivative instruments used for hedging	3,321	3,607
Assets held-for-sale	20,741	21,205
of which loans	20,115	20,457
of which real estate	619	732
Assets held for separate accounts	14,410	14,407
Interest and fees receivable	6,007	6,084
Deferred tax assets	8,836	8,843
Prepaid expenses	692	593
Failed purchases	2,861	1,513
Other	4,365	3,933
Other assets	77,374	78,080
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,978	11,933
Cash collateral on non-derivative transactions	1,564	1,002
Derivative instruments used for hedging	1,519	1,848
Provisions	1,063	1,098
of which off-balance sheet risk	65	64
Liabilities held for separate accounts	14,410	14,407
Interest and fees payable	7,328	6,983
Current tax liabilities	750	715
Deferred tax liabilities	184	282
Failed sales	5,895	6,888
Other	15,966	17,011
Other liabilities	61,657	62,167